Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income and expenses
Schedule of other operating income and expenses

EURm	2019	2018	2017
Continuing operations
Other operating income
Pension curtailment and plan amendment income	187	23	38
Gains from unlisted venture funds(1)	87	162	51
Change in the loss allowance and impairment losses on trade receivables, net	28	–	–
Profit on sale of property, plant and equipment	18	21	19
Subsidies and government grants	8	8	2
Foreign exchange gain on hedging forecasted sales and purchases, net	–	–	93
Interest income from customer receivables and overdue payments(2)	–	–	25
Expiration of stock option liability	–	–	18
Other	96	76	117
Total	424	290	363
Other operating expenses
Restructuring, cost reduction and associated charges	(391)	(266)	(568)
Foreign exchange loss on hedging forecasted sales and purchases, net	(88)	(27)	–
Pension curtailment and plan amendment expenses	(56)	(79)	(41)
Changes in provisions	(47)	(13)	–
Impairment charges	(38)	(55)	(210)
Losses and expenses related to unlisted venture funds(1)	(36)	(118)	(6)
Retirements and loss on sale of property, plant and equipment	(27)	(52)	(23)
Change in the loss allowance and impairment losses on trade receivables, net	–	(45)	(24)
Expenses related to sale of receivables transactions(2)	–	–	(37)
Other	(70)	(57)	(46)
Total	(753)	(712)	(955)

(1) All venture fund related gains and losses are presented in other operating income and expenses as a result of the adoption of IFRS 9, Financial Instruments, in 2018. In 2017, gains and losses for certain venture funds were presented in financial income and expenses.

(2) Interest income and expenses related to the financing components of contracts with customers are recognized within financial income and expenses from 2018 onwards